Three Bryant Park

1095 Avenue of the Americas

New York, NY 10036-6797

+1 212 698 3500 Main

+1 212 698 3599 Fax

www.dechert.com

ALLISON M. FUMAI

allison.fumai@dechert.com

+1 212 698 3526 Direct

+1 698 698 3599 Fax

June 12, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs MLP and Energy Renaissance Fund

Preliminary Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing via the EDGAR system is the preliminary Registration Statement on Form N-14 under the Securities Act of 1933, as amended, for the Goldman Sachs MLP and Energy Renaissance Fund (the “Registrant”). This preliminary Registration Statement is being filed in connection with the reorganization of the Goldman Sachs MLP Income Opportunities Fund, a Delaware statutory trust, with and into the Registrant, a Delaware statutory trust, in accordance with the terms and conditions of the Agreement and Plan of Reorganization described and included in the preliminary Registration Statement.

Please direct any questions concerning the filing to the undersigned at 212.698.3526.

Sincerely,

/s/ Allison M. Fumai

Allison M. Fumai